Disposal of assets and other transactions (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets classified as held for sale
Property, plant and equipment	$ 27	$ 25
Total	27	25
Liabilities on assets classified as held for sale
Provision for decommissioning costs	112	103
Total	112	$ 103
Exploration And Production Segment [Member]
Assets classified as held for sale
Property, plant and equipment	27
Total	27
Liabilities on assets classified as held for sale
Provision for decommissioning costs	112
Total	$ 112